Fair value measurement (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Assets
Long-term investments, net – equity securities	$ 19,642
Long-term investments, net – available-for-sale debt investments	41,250
Liabilities
Warrant liabilities, non-current	978	$ 1,125
Accrued expenses and other current liabilities – derivative liability	67
Warrant liabilities – public warrants
Liabilities
Warrant liabilities, non-current	600
Warrant liabilities – private warrants
Liabilities
Warrant liabilities, non-current	378
Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets
Long-term investments, net – equity securities	19,642
Long-term investments, net – available-for-sale debt investments	0
Liabilities
Accrued expenses and other current liabilities – derivative liability	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Warrant liabilities – public warrants
Liabilities
Warrant liabilities, non-current	600
Quoted Prices in Active Markets for Identical Assets (Level 1) | Warrant liabilities – private warrants
Liabilities
Warrant liabilities, non-current	0
Significant Other Observable Inputs (Level 2)
Assets
Long-term investments, net – equity securities	0
Long-term investments, net – available-for-sale debt investments	0
Liabilities
Accrued expenses and other current liabilities – derivative liability	0
Significant Other Observable Inputs (Level 2) | Warrant liabilities – public warrants
Liabilities
Warrant liabilities, non-current	0
Significant Other Observable Inputs (Level 2) | Warrant liabilities – private warrants
Liabilities
Warrant liabilities, non-current	0
Significant Unobservable Inputs (Level 3)
Assets
Long-term investments, net – equity securities	0
Long-term investments, net – available-for-sale debt investments	41,250
Liabilities
Accrued expenses and other current liabilities – derivative liability	67
Significant Unobservable Inputs (Level 3) | Warrant liabilities – public warrants
Liabilities
Warrant liabilities, non-current	0
Significant Unobservable Inputs (Level 3) | Warrant liabilities – private warrants
Liabilities
Warrant liabilities, non-current	$ 378